Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2023
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$678,080	$666,665	$21,772
Construction in progress	3,023,070	3,001,811	98,035
Land held for construction	1,787,526	—	—

	$5,488,676	$3,668,476	$119,807

Construction in progress is mainly located on Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2021, 2022 and 2023 are disclosed in Note 25.
As of December 31, 2022 and 2023, inventories related to real estate business of NT$5,488,676 thousand and NT$3,668,476 thousand (US$119,807 thousand), respectively, are expected to be re alized
 longer than twelve months.
Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.